Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices and Policies Related to the Grant of Certain Equity Awards
While our Long-Term Incentive Compensation plan allows for the granting of stock options, stock appreciation rights, and similar option-like awards, we have not awarded stock options, stock appreciation rights, or similar option-like awards in recent years to our executive officers or directors, and there were no stock options granted to or exercised by our executive officers or directors in fiscal years 2024 or 2023. Instead, long-term equity incentives are delivered through our PSUs and RSUs, which we believe better aligns with our pay-for-performance
philosophy. Should the compensation and leadership committee determine that the award of stock options or similar option-like awards support our objectives in the future, grants will be made following a structured process aligned with our established equity grant policies and timing considerations.
It is the general practice and policy of our compensation and leadership committee not to grant stock options or similar awards to executive officers or directors in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock and not to time the public release of such information based on stock option grant dates. Additionally, it is our general practice and policy not to grant stock options or similar awards (i) outside of “trading windows” established in accordance with our insider trading policy; or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information. The foregoing restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the grant date. As a general practice, our executive officers, directors, and employees are not permitted to choose the grant date applicable to their individual equity awards. Annual grants (excluding one-time
awards that may be made in unique circumstances, such as upon joining the Company or as a retention incentive) are generally made at a meeting of the compensation and leadership committee that is held during the first half of each fiscal year.

In accordance with these practices and policies, during the fiscal year ended December 31, 2024, none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form
10-Q,
Form
10-K,
or Form
8-K
that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports. During 2024, we have not timed the disclosure of material nonpublic
information for the purpose of affecting the value of executive compensation.

Award Timing Method	Long-Term Incentive Compensation plan
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false